Cover Page Cover Page	Oct. 30, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	MEDICINES CO /DE
Entity Incorporation, State or Country Code	DE
Entity File Number	000-31191
Entity Tax Identification Number	04-3324394
Entity Address, Address Line One	8 Sylvan Way
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	290-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MDCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001113481
Amendment Flag	false